Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on change in derivative instruments designated as cash flow hedges	$ (172)	$ 905
Tax (benefit) provision on reclassification of (gain) loss on derivative instruments designated as cash flow hedges	$ (181)	$ (1,333)